Inventories (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories Disclosure [Abstract]
Inventories	Inventories
Inventories were as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Raw materials, parts, and supplies	$612	$542
Semi-finished and finished goods	899	910
Total Inventories	$1,511	$1,452

Note 6. Inventories
Inventories were as follows:

	As of December 31,
(In millions)	2024	2023
Raw materials, parts and supplies	$542	$519
Semi-finished and finished goods	910	788
Total Inventories	$1,452	$1,307